Net Sales and Long Lived Assets by Regions (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018		Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2019		May 31, 2018		May 31, 2017
Segment Reporting Information [Line Items]
Net Sales		$ 1,601,401	$ 1,140,630	$ 1,362,531	$ 1,459,989	$ 1,558,156	[1]	$ 1,102,677	$ 1,315,416	$ 1,345,394	$ 5,564,551	[2]	$ 5,321,643	[2]	$ 4,958,175	[2]
Long-Lived Assets	[3]	2,888,355				2,778,994					2,888,355		2,778,994		2,673,220
Domestic
Segment Reporting Information [Line Items]
Net Sales	[2]										3,676,504		3,432,034		3,269,400
Long-Lived Assets	[3]	1,859,628				1,807,046					1,859,628		1,807,046		1,738,180
Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										1,888,047		1,889,609		1,688,775
Long-Lived Assets	[3]	1,028,727				971,948					1,028,727		971,948		935,040
Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[2]										390,199		365,349		321,696
Long-Lived Assets	[3]	242,582				139,259					242,582		139,259		137,211
Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]										1,029,024		1,040,418		908,799
Long-Lived Assets	[3]	343,501				361,317					343,501		361,317		349,979
Foreign | United Kingdom
Segment Reporting Information [Line Items]
Long-Lived Assets	[3]	217,414				230,071					217,414		230,071		199,415
Foreign | Latin America
Segment Reporting Information [Line Items]
Net Sales	[2]										219,044		227,207		220,336
Foreign | Asia Pacific
Segment Reporting Information [Line Items]
Net Sales	[2]										177,868		176,547		162,085
Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										71,912		80,088		75,859
Long-Lived Assets	[3]	$ 225,230				$ 241,301					225,230		241,301		248,435
Operating Segments | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales	[2]										2,889,822		2,814,755		2,564,202
Operating Segments | Industrial Segment | Domestic
Segment Reporting Information [Line Items]
Net Sales	[2]										1,570,891		1,480,189		1,357,945
Operating Segments | Industrial Segment | Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										1,318,931		1,334,566		1,206,257
Operating Segments | Industrial Segment | Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[2]										229,386		236,594		216,218
Operating Segments | Industrial Segment | Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]										717,659		715,754		625,399
Operating Segments | Industrial Segment | Foreign | Latin America
Segment Reporting Information [Line Items]
Net Sales	[2]										189,627		197,859		195,502
Operating Segments | Industrial Segment | Foreign | Asia Pacific
Segment Reporting Information [Line Items]
Net Sales	[2]										118,393		112,712		100,389
Operating Segments | Industrial Segment | Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										63,866		71,647		68,749
Operating Segments | Consumer Segment
Segment Reporting Information [Line Items]
Net Sales	[2]										1,887,767		1,754,339		1,680,384
Operating Segments | Consumer Segment | Domestic
Segment Reporting Information [Line Items]
Net Sales	[2]										1,487,205		1,351,065		1,355,262
Operating Segments | Consumer Segment | Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										400,562		403,274		325,122
Operating Segments | Consumer Segment | Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[2]										117,305		106,460		86,773
Operating Segments | Consumer Segment | Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]										218,021		228,046		174,304
Operating Segments | Consumer Segment | Foreign | Latin America
Segment Reporting Information [Line Items]
Net Sales	[2]										28,020		27,834		23,407
Operating Segments | Consumer Segment | Foreign | Asia Pacific
Segment Reporting Information [Line Items]
Net Sales	[2]										29,170		32,493		33,528
Operating Segments | Consumer Segment | Foreign | Other Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										8,046		8,441		7,110
Operating Segments | Specialty Segment
Segment Reporting Information [Line Items]
Net Sales	[2]										786,962		752,549		713,589
Operating Segments | Specialty Segment | Domestic
Segment Reporting Information [Line Items]
Net Sales	[2]										618,408		600,780		556,193
Operating Segments | Specialty Segment | Foreign
Segment Reporting Information [Line Items]
Net Sales	[2]										168,554		151,769		157,396
Operating Segments | Specialty Segment | Foreign | Canada
Segment Reporting Information [Line Items]
Net Sales	[2]										43,508		22,295		18,705
Operating Segments | Specialty Segment | Foreign | Europe
Segment Reporting Information [Line Items]
Net Sales	[2]										93,344		96,618		109,096
Operating Segments | Specialty Segment | Foreign | Latin America
Segment Reporting Information [Line Items]
Net Sales	[2]										1,397		1,514		1,427
Operating Segments | Specialty Segment | Foreign | Asia Pacific
Segment Reporting Information [Line Items]
Net Sales	[2]										$ 30,305		$ 31,342		$ 28,168

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.